Investment income and financing costs (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Investment income:
Amortised cost	€ 157	€ 286	€ 339
Fair value through profit and loss	91	147	24
Foreign exchange			322
Investment income	248	433	685
Items in hedge relationships:
Other loans		17	74
Interest rate and cross-currency interest rate swaps	(583)	(414)	(128)
Fair value hedging instrument	(14)	(8)	48
Fair value of hedged item	6	10	(36)
Other financial liabilities held at amortised cost:
Bank loans and overdrafts	586	336	317
Bonds and other liabilities	1,850	1,567	885
Interest charge/(credit) on settlement of tax issues	40	(1)	(11)
Fair value through profit and loss:
Derivatives - options, forward starting swaps and futures2	1,129	391	(75)
Foreign exchange	205	190
Interest on lease liabilities	330
Financing costs	3,549	2,088	1,074
Net financing costs	3,301	1,655	389
Net foreign exchange loss	€ 269	€ 305	€ 187